SHORT-TERM BANK CREDIT AND CREDIT LINES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
SHORT-TERM BANK CREDIT AND CREDIT LINES [Abstract]
Quick ratio	1.25
Ratio of total liabilities to tangible net worth	0.75
Tangible net worth	$ 10,000